Dividends (Details) - GBP (£) £ / shares in Units, £ in Millions		12 Months Ended
	Jun. 02, 2017	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Summary Of Dividends [Line Items]
Cash dividends paid (GBP per share)		£ 128.965	£ 43.51	£ 43.16
Dividends paid		£ 4,487	£ 1,463	£ 1,337
Scrip dividend		£ 209	£ 183	£ 279
Interim dividend in respect of the current year
Summary Of Dividends [Line Items]
Cash dividends paid (GBP per share)		£ 15.49	£ 15.17	£ 15.00
Dividends paid		£ 346	£ 540	£ 532
Scrip dividend		£ 176	£ 32	£ 31
Special dividend
Summary Of Dividends [Line Items]
Cash dividends paid (GBP per share)	£ 0.84375	£ 84.375	£ 0.00	£ 0.00
Dividends paid	£ 3,170	£ 3,171	£ 0	£ 0
Scrip dividend		£ 0	£ 0	£ 0
Final dividend in respect of the prior year
Summary Of Dividends [Line Items]
Cash dividends paid (GBP per share)		£ 29.10	£ 28.34	£ 28.16
Dividends paid		£ 970	£ 923	£ 805
Scrip dividend		£ 33	£ 151	£ 248